Revenue from Contracts with Customers - Revenue Disaggregated by Service Offering (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue	$ 123.4	$ 79.1	$ 336.5	$ 202.2
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					$ 293.3	$ 144.3
Business intelligence tools | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					289.3	143.4
Subscription
Disaggregation of Revenue [Line Items]
Total Revenue	122.4	78.0	333.3	199.2
Email verification service
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1.0	$ 1.1	$ 3.2	$ 3.0
Email verification service | DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					$ 4.0	$ 0.9